Schedule of Investments (unaudited) January 31, 2020	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 90.1%

Alabama — 1.1%
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D, 6.00%, 10/01/42	$3,745	$4,427,864
County of Tuscaloosa IDA, Refunding RB, Hunt Refining Project, Series A(a):
4.50%, 05/01/32	380	429,947
5.25%, 05/01/44	485	570,578
Hoover Industrial Development Board, RB, U.S. Steel Corporation Project, AMT, 5.75%, 10/01/49	515	580,070

		6,008,459

Alaska — 1.1%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 06/01/23	180	180,236
5.00%, 06/01/32	1,500	1,500,570
5.00%, 06/01/46	4,290	4,310,034

		5,990,840

Arizona — 2.7%
Arizona IDA, RB, Series A(a):
Christian University Project, 5.63%, 10/01/49	290	295,498
Doral Academy of Neveda - Fire Mesa & Red Rock Campus Projects, 5.00%, 07/15/39	520	585,291
Lone Mountain Campus Project, 5.00%, 12/15/39	250	282,325
Arizona IDA, Refunding RB, Series A(a):
Basis Schools, Inc. Projects, 5.13%, 07/01/37	960	1,071,264
Odyssey Preparatory Academy Project, 5.50%, 07/01/52	1,775	1,905,498
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A(a):
6.50%, 07/01/34	570	653,727
6.75%, 07/01/44	1,000	1,135,950
City of Phoenix Arizona IDA, Refunding RB(a):
Basis Schools, Inc. Projects, 5.00%, 07/01/35	305	335,061
Basis Schools, Inc. Projects, 5.00%, 07/01/45	855	921,220
Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/35	260	285,626
Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/46	290	310,732

Security	Par (000)	Value

Arizona (continued)
Legacy Traditional School Projects, 5.00%, 07/01/35	$320	$348,646
Legacy Traditional School Projects, 5.00%, 07/01/45	255	273,393
County of La Paz IDA, RB, Imagine Schools Desert West Middle Project, 5.88%, 06/15/48(a)	875	929,285
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	1,650	2,278,105
State of Arizona IDA, RB, Academies of Math & Science Project, Series B, 5.13%, 07/01/47(a)	665	739,294
State of Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.25%, 07/01/47(a)	1,765	1,956,450

		14,307,365

California — 4.4%
California Municipal Finance Authority, RB, Urban Discovery Academy Project(a):
5.50%, 08/01/34	315	339,636
6.00%, 08/01/44	665	723,620
6.13%, 08/01/49	580	631,429
California School Finance Authority, RB:
Alliance for College Ready Public School - 2023 Union LLC Project, Series A, 6.40%, 07/01/48	1,570	1,790,805
Value Schools, 6.65%, 07/01/33	435	497,183
Value Schools, 6.90%, 07/01/43	975	1,105,923
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center(a):
5.25%, 12/01/38	580	699,840
Series A, 5.00%, 12/01/46	725	820,714
Series A, 5.25%, 12/01/56	620	710,731
California Statewide Financing Authority, RB, Asset-Backed, Tobacco Settlement, Series B, 6.00%, 05/01/43	1,650	1,651,567
City & County of San Francisco California Redevelopment Agency, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series D(a)(b):
0.00%, 08/01/26	1,250	950,737
0.00%, 08/01/43	1,500	477,435

1

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 05/01/36	$900	$958,779
6.50%, 05/01/42	2,220	2,360,637
County of Los Angeles California Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles County Securitization Corp.:
5.70%, 06/01/46	3,600	3,638,988
5.60%, 06/01/36	1,285	1,298,865
County of Riverside California Transportation Commission, RB, Senior Lien, Series A, 5.75%, 06/01/48	2,885	3,246,837
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1:
5.00%, 06/01/47	790	830,796
5.25%, 06/01/47	610	645,307

		23,379,829

Colorado — 1.7%
9th Avenue Metropolitan District No. 2, GOL, 5.00%, 12/01/48	910	976,430
Arista Metropolitan District, GO, Refunding, Series A, 5.00%, 12/01/38	1,240	1,347,210
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47(a)	575	612,375
Copperleaf Metropolitan District No. 2, GO, Refunding, 5.75%, 12/01/45	720	754,099
Copperleaf Metropolitan District No. 2, GO, Subordinate, 5.00%, 12/15/49	510	516,926
North Holly Metropolitan District, GOL, Series A, 5.50%, 12/01/48	500	526,370
Palisade Metropolitan District No. 2, GO, Subordinate, 7.25%, 12/15/49	1,211	1,220,761
Prairie Farm Metropolitan District, GO, Series A, 5.25%, 12/01/48	760	806,573
Regional Transportation District, RB, Denver Transit Partners Eagle P3 Project, 6.00%, 01/15/34	1,500	1,519,410
Southlands Metropolitan District No. 1, GO, Refunding, Series A-1, 5.00%, 12/01/47	410	464,505

		8,744,659

Connecticut — 0.9%
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(a)	1,395	1,434,214
Mohegan Tribe of Indians of Connecticut, RB, Series A, 6.75%, 02/01/45(a)	965	1,038,620

Security	Par (000)	Value

Connecticut (continued)
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, Series C, 6.25%, 02/01/30(a)	$1,835	$2,076,027

		4,548,861

Delaware — 0.8%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,000	1,033,800
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	3,180	3,247,607

		4,281,407

Florida — 9.5%
Boggy Creek Improvement District, Refunding RB, Special Assessment Bonds, 5.13%, 05/01/43	1,420	1,478,390
Capital Region Community Development District, Refunding, Special Assessment, Capital Improvement Revenue Bond, Series A-1, 5.13%, 05/01/39	1,495	1,637,010
Capital Trust Agency, Inc., RB, Series A:
1st Mortgage, Silver Creek St. Augustine Project, 8.25%, 01/01/44(c)(d)	515	298,700
1st Mortgage, Silver Creek St. Augustine Project, 8.25%, 01/01/49(c)(d)	1,105	640,900
Paragon Academy of Technology and Sunshine, 5.75%, 06/01/54(a)	940	1,010,265
Silver Creek St. Augustine Project, 5.75%, 01/01/50(c)(d)	655	641,900
County of Charlotte Florida IDA, RB, Town & Country Utilities Project, AMT(a):
5.00%, 10/01/34	245	273,959
5.00%, 10/01/49	1,170	1,276,072
County of Collier Florida IDA, Refunding RB, Arlington of Naples Project, Series A, 8.13%, 05/15/44(a)(c)(d)	630	588,911
County of Miami-Dade Florida IDA, RB, Doral Academy Project, 5.00%, 01/15/48	915	1,025,624
County of Osceola Florida Transportation Revenue, Refunding RB, Series A-2(b):
0.00%, 10/01/50	730	253,668
0.00%, 10/01/51	875	292,180
0.00%, 10/01/52	875	279,703

2

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
0.00%, 10/01/53	$2,325	$712,380
0.00%, 10/01/54	875	259,376
County of Palm Beach Florida Health Facilities Authority, Refunding RB, Series A, 7.25%, 06/01/34	500	559,595
County of Seminole Industrial Development Authority, Refunding RB, Legacy Pointe at UCF Project:
5.50%, 11/15/49	1,235	1,260,725
5.75%, 11/15/54	985	1,011,418
Florida Development Finance Corp., RB:
Renaissance Charter School, Series A, 5.75%, 06/15/29	690	763,623
Renaissance Charter School, Series A, 6.00%, 06/15/34	835	923,151
Renaissance Charter School, Series A, 6.13%, 06/15/44	3,180	3,464,864
Solid Waste Disposal Facility, Waste Pro USA, Inc. Project, AMT, 5.00%, 08/01/29(a)(e)	1,550	1,656,423
Florida Higher Educational Facilities Financial Authority, RB, Jacksonville University Project, Series A-1, 5.00%, 06/01/48(a)	1,115	1,250,227
Greeneway Improvement District, RB, Special Assessment Bonds, 5.13%, 05/01/43	1,750	1,797,355
Lakewood Ranch Stewardship District, Special Assessment Bonds:
Lakewood Centre & NW Sector Projects, 4.95%, 05/01/29(a)	395	440,054
Lakewood Centre & NW Sector Projects, 5.50%, 05/01/39(a)	400	461,060
Lakewood Centre & NW Sector Projects, 5.65%, 05/01/48(a)	665	759,151
Northeast Sector Project - Phase 1B, 5.30%, 05/01/39	645	733,371
Northeast Sector Project - Phase 1B, 4.75%, 05/01/29	565	622,155
Northeast Sector Project - Phase 1B, 5.45%, 05/01/48	1,150	1,295,049
Lakewood Ranch Stewardship District Special Assessment Bonds, Refunding, Lakewood Center & New Sector Projects, 8.00%, 05/01/40	1,485	1,601,736
Lakewood Ranch Stewardship District Special Assessment Bonds, Village of Lakewood Ranch Sector Projects:
4.00%, 05/01/21	100	101,060
4.25%, 05/01/26	135	142,579
5.13%, 05/01/46	820	882,476

Security	Par (000)	Value

Florida (continued)
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(f)	$4,550	$5,014,236
Midtown Miami Community Development District, Refunding, Special Assessment Bonds:
Series A, 5.00%, 05/01/37	845	894,373
Series B, 5.00%, 05/01/37	495	523,923
Santa Rosa Bay Bridge Authority, RB, 6.25%, 07/01/28(c)(d)	3,545	2,812,497
Tolomato Community Development District, Refunding, Special Assessment Bonds(g):
Convertible CAB, Series A4, 6.61%, 05/01/40	305	273,606
Series 2015-2, 6.61%, 05/01/40	805	601,311
Tolomato Community Development District(c)(d):
Series 1, 6.61%, 05/01/40(g)	1,305	1,181,678
Series 3, 6.61%, 05/01/40	875	9
Series 3, 6.65%, 05/01/40	710	7
Trout Creek Community Development District, Special Assessment Bonds:
5.38%, 05/01/38	430	475,619
5.50%, 05/01/49	1,105	1,203,113
Village Community Development District No. 9, Special Assessment Bonds:
6.75%, 05/01/31	1,435	1,518,503
7.00%, 05/01/41	2,360	2,490,720
5.50%, 05/01/42	1,135	1,209,252
West Villages Improvement District, Special Assessment Bonds:
4.75%, 05/01/39	455	489,726
5.00%, 05/01/50	940	1,002,745

		50,086,428

Georgia — 1.5%
County of Clayton Georgia Development Authority, Refunding RB, Delta Air Lines, Inc. Project, Series A, 8.75%, 06/01/29	3,365	3,444,010
Main Street Natural Gas, Inc., RB, Series A:
5.00%, 05/15/35	560	760,458
5.00%, 05/15/36	560	768,169
5.00%, 05/15/37	615	852,304
5.00%, 05/15/38	340	474,888
5.00%, 05/15/49	1,130	1,627,878

		7,927,707

3

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois — 6.3%
Chicago Board of Education, GO, Series C:
Series H, 5.00%, 12/01/46	$720	$827,503
Project, 5.25%, 12/01/35	1,655	1,858,002
Chicago Board of Education, GO, Refunding:
5.00%, 12/01/31	1,000	1,188,840
Series G, 5.00%, 12/01/44	2,150	2,477,639
Series B, 4.00%, 12/01/35	745	768,430
5.00%, 12/01/25	725	848,431
Chicago Board of Education, GO, Dedicated Revenues, Series D:
Series A, 5.00%, 12/01/42	1,020	1,103,926
5.00%, 12/01/46	600	699,666
5.00%, 12/01/46	1,555	1,680,753
City of Chicago Illinois, GO, Refunding, Series A, 6.00%, 01/01/38	1,260	1,583,921
Illinois Finance Authority, Refunding RB:
Primary Health Care Centers Program, 6.60%, 07/01/24	670	676,405
Rogers Park Montessori School Project, Series 2014, 6.00%, 02/01/34	365	407,442
Rogers Park Montessori School Project, Series 2014, 6.13%, 02/01/45	860	946,112
Metropolitan Pier & Exposition Authority, RB, Series A, McCormick Place Expansion Project:
Bonds, 0.00%, 12/15/56(b)	5,005	1,396,495
5.50%, 06/15/53	2,370	2,761,524
Metropolitan Pier & Exposition Authority, Refunding RB:
McCormick Place Expansion Project, 4.00%, 06/15/50(h)	1,570	1,728,413
McCormick Place Expansion Project, 5.00%, 06/15/50(h)	1,020	1,221,726
McCormick Place Expansion Project Bonds, Series B, 0.00%, 12/15/54(b)	6,980	2,092,674
Mccormick Place Expansion Project, Series B, 0.00%, 12/15/51(b)	12,685	4,215,352
State of Illinois, GO, Refunding, Series B, 5.00%, 10/01/29	1,975	2,413,608
State of Illinois, GO, Series A, 5.00%, 01/01/33	740	781,610

Security	Par (000)	Value

Illinois (continued)
Village of Lincolnshire Illinois, Special Tax Bonds, Sedgebrook Project, 6.25%, 03/01/34	$1,517	$1,520,110

		33,198,582

Indiana — 2.5%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	825	960,118
7.00%, 01/01/44	2,000	2,330,560
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village Project, 6.25%, 01/01/29(a)	2,035	2,090,657
County of Allen Indiana, RB, StoryPoint Fort Wayne Project, Series A-1(a):
6.63%, 01/15/34	290	324,846
6.75%, 01/15/43	525	581,070
6.88%, 01/15/52	2,450	2,705,535
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges East End Crossing Project, Series A, AMT:
5.00%, 07/01/44	470	516,662
5.00%, 07/01/48	1,555	1,707,328
Indiana Housing & Community Development Authority, RB, Lake Meadows Assisted Living Project, Series A, 5.00%, 01/01/39(a)	900	940,527
Town of Chesterton Indiana, RB, StoryPoint Chesterton Project, Series A-1, 6.38%, 01/15/51(a)	1,190	1,293,447

		13,450,750

Iowa — 2.0%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(e)	2,085	2,309,471
Midwestern Disaster Area, 5.25%, 12/01/25	2,190	2,446,120
Iowa Tobacco Settlement Authority, Refunding RB:
Asset-Backed, CAB, Series B, 5.60%, 06/01/34	795	803,300
Series C, 5.38%, 06/01/38	4,900	4,951,107

		10,509,998

4

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kansas — 0.1%
City of Wichita Kansas, Refunding RB, Presbyterian Manors, Inc., 5.00%, 05/15/50	$485	$532,981

Kentucky — 0.8%
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing, First Tier, Series A, 5.75%, 07/01/49	4,000	4,459,280

Louisiana — 2.2%
Juban Crossing Economic Development District, Refunding RB, General Infrastructure Project, Series C, 7.00%, 09/15/44(a)	2,430	2,485,015
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, S/F Housing, University of Louisiana Monroe Project, 5.00%, 07/01/54(a)	930	1,022,117
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.75%, 05/01/21(f)	1,745	1,870,814
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.25%, 05/15/35	5,570	6,165,322

		11,543,268

Maine — 0.6%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 6.75%, 07/01/41	2,955	3,092,348

Maryland — 1.1%
County of Frederick Maryland, RB, Jefferson Technology Park Project, Series B, 7.13%, 07/01/43(a)	2,825	2,872,432

Security	Par (000)	Value

Maryland (continued)
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	$3,085	$3,149,600

		6,022,032

Massachusetts — 0.1%
Massachusetts Development Finance Agency, Refunding RB, Tufts Medical Center, Series I, 6.75%, 01/01/21(f)	595	626,809

Michigan — 1.5%
Advanced Technology Academy, Refunding RB, 5.00%, 11/01/44	415	442,743
City of Detroit Michigan, GO:
5.00%, 04/01/34	285	328,027
5.00%, 04/01/35	285	327,334
5.00%, 04/01/36	200	229,276
5.00%, 04/01/37	320	366,195
5.00%, 04/01/38	145	165,642
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	2,785	3,044,646
Michigan Finance Authority, RB, Detroit Water & Sewage Disposal System, Senior Lien, Series 2014 C-2, AMT, 5.00%, 07/01/44	415	446,100
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	920	996,654
Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 06/30/48	1,200	1,443,888

		7,790,505

Minnesota — 0.1%
St. Paul Housing & Redevelopment Authority, Refunding RB, Hmong College Prep Academy Project, Series A:
5.75%, 09/01/46	195	221,083
6.00%, 09/01/51	290	331,702

		552,785

Missouri — 0.3%
City of St. Louis Missouri IDA, Refunding RB, BallPark Village Development Project, Series A:
4.38%, 11/15/35	685	754,096
4.75%, 11/15/47	760	837,718

		1,591,814

5

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Hampshire — 0.6%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project(a):
Series B, 4.63%, 11/01/42	$1,015	$1,055,255
Series C, AMT, 4.88%, 11/01/42	485	505,254
New Hampshire Business Finance Authority, RB, The Vista Project, Series A(a):
5.25%, 07/01/39	400	441,304
5.63%, 07/01/46	270	299,184
5.75%, 07/01/54	535	593,117

		2,894,114

New Jersey — 5.9%
Casino Reinvestment Development Authority, Inc., Refunding RB:
5.25%, 11/01/39	1,065	1,160,488
5.25%, 11/01/44	770	836,120
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(a)	1,150	1,160,419
New Jersey EDA, RB:
Friends of Vineland Public Charter School Projects, Series A, 5.25%, 11/01/54(a)	1,675	1,711,197
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	2,155	2,443,770
Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 04/01/31	2,160	2,495,297
Provident Group-Kean Properties, Series A, 5.00%, 07/01/32	165	191,558
Provident Group-Kean Properties, Series A, 5.00%, 07/01/37	260	297,633
State House Project, Series B, Remark 10, 5.00%, 06/15/43	2,245	2,657,698
Team Academy Charter School Project, 6.00%, 10/01/43	1,530	1,709,010
New Jersey EDA, Refunding RB, Greater Brunswick Charter School, Inc. Project, Series A, 6.00%, 08/01/49(a)	500	523,610

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program Bonds, Series S, 5.25%, 06/15/43	$2,345	$2,827,202
Series BB, 4.00%, 06/15/50	4,630	4,968,453
Transportation Program, Series AA, 5.25%, 06/15/41	1,140	1,321,283
Tobacco Settlement Financing Corp., Refunding RB, Sub-Series B, 5.00%, 06/01/46	5,970	6,862,694

		31,166,432

New Mexico — 0.6%
New Mexico Hospital Equipment Loan Council, Refunding RB, Gerald Champion Regional Medical Center Project, 5.50%, 07/01/42	2,970	3,205,165

New York — 5.5%
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A:
6.25%, 06/01/41(a)	5,300	5,351,940
5.00%, 06/01/42	3,155	3,155,379
5.00%, 06/01/45	1,185	1,185,035
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through, Series A-2B:
5.00%, 06/01/45	2,655	2,848,523
5.00%, 06/01/51	1,900	2,018,484
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	1,261	1,379,598
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	2,890	2,891,676
New York Liberty Development Corp., Refunding RB, 3 World Trade Center Project(a):
Class 1, 5.00%, 11/15/44	4,705	5,167,925
Class 2, 5.15%, 11/15/34	455	509,473
Class 2, 5.38%, 11/15/40	1,080	1,213,844
Class 3, 7.25%, 11/15/44	1,565	1,883,493
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/36	1,340	1,398,102

		29,003,472

6

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina — 0.5%
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A(f):
7.75%, 03/01/21	$1,000	$1,073,450
7.75%, 03/01/21	1,420	1,524,299

		2,597,749

Ohio — 3.3%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Series A-2:
Senior Turbo Term, 5.75%, 06/01/34	6,745	6,774,746
Senior Turbo Term, 5.88%, 06/01/47	5,570	5,594,619
6.00%, 06/01/42	3,040	3,053,406
County of Hamilton Ohio, Refunding RB, Improvement-Life Enriching Communities, 5.00%, 01/01/46	875	985,399
Ohio Air Quality Development Authority, RB, AMG Vanadium Project, AMT, 5.00%, 07/01/49(a)	840	952,972

		17,361,142

Oklahoma — 1.5%
County of Tulsa Oklahoma Industrial Authority, Refunding RB, Montereau, Inc. Project, 5.25%, 11/15/37	750	868,200
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B:
5.00%, 08/15/38	2,990	3,581,990
5.25%, 08/15/43	2,690	3,256,998

		7,707,188

Oregon — 0.5%
County of Multnomah Oregon Hospital Facilities Authority, Refunding RB, Mirabella at South Waterfront, 5.50%, 10/01/49	1,765	1,925,950
Oregon State Facilities Authority, RB, Howard Street Charter School Project, Series A(a):
5.00%, 06/15/29	120	129,144
5.00%, 06/15/39	565	606,019

		2,661,113

Pennsylvania — 2.3%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A, 5.00%, 05/01/42	2,140	2,265,896

Security	Par (000)	Value

Pennsylvania (continued)
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/36	$2,000	$2,173,960
County of Lehigh Pennsylvania General Purpose Authority, Refunding RB, Bible Fellowship Church Homes, 5.13%, 07/01/32	1,800	1,895,238
County of Montgomery Pennsylvania IDA, Refunding RB, Whitemarsh Continuing Care Retirement Community Project, 5.38%, 01/01/50	1,135	1,200,649
County of Northampton Pennsylvania IDA, Tax Allocation Bonds, Route 33 Project, 7.00%, 07/01/32	1,855	1,948,603
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	2,710	2,876,340

		12,360,686

Puerto Rico — 10.1%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	850	864,356
Commonwealth of Puerto Rico, GO(c)(d):
Public Improvement, Series A, 5.25%, 07/01/22	145	122,918
Public Improvement, Series A, 5.13%, 07/01/31	515	436,569
Public Improvements, Series A, 5.25%, 07/01/26	50	42,385
Commonwealth of Puerto Rico, GO, Refunding(c)(d):
Public Improvement, 5.00%, 07/01/18	90	73,453
Public Improvement, Series A, 5.50%, 07/01/39	1,265	978,012
Public Improvement, Series A, 5.00%, 07/01/41	735	554,732
Public Improvements, Series A, 6.50%, 07/01/40	1,110	958,303
Public Improvements, Series A, 5.75%, 07/01/41	165	133,113
Public Improvements, Series B, 6.00%, 07/01/39	110	94,967
Series A, 8.00%, 07/01/35	2,205	1,537,987
Commonwealth of Puerto Rico, GO(c)(d):
5.38%, 07/01/33	500	423,853
6.00%, 07/01/38	750	647,502

7

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	$170	$180,843
5.13%, 07/01/37	200	213,254
5.75%, 07/01/37	3,355	3,625,312
5.25%, 07/01/42	920	985,946
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.00%, 07/01/38	4,290	4,378,117
6.00%, 07/01/44	1,445	1,474,695
Puerto Rico Electric Power Authority, 1.00%, 01/01/21(h)	90	73,347
Puerto Rico Electric Power Authority, RB(c)(d):
Series 2013-A, 7.00%, 07/01/33	3,295	2,767,800
Series 2013-A, 7.00%, 07/01/43	375	315,000
Series A, 5.00%, 07/01/29	660	540,118
Series A, 6.75%, 07/01/36	1,140	957,600
Series A, 5.00%, 07/01/42	1,315	1,076,145
Series A-3, 10.00%, 07/01/19	323	274,978
Series B-3, 10.00%, 07/01/19	323	274,978
Series C-1, 5.40%, 01/01/18	887	725,493
Series C-2, 5.40%, 07/01/18	888	725,611
Series C-4, 5.40%, 07/01/20	90	73,347
Series CCC, 5.25%, 07/01/26	260	212,774
Series CCC, 5.25%, 07/01/28	145	118,662
Series TT, 5.00%, 07/01/25	100	81,836
Series TT, 5.00%, 07/01/26	225	184,131
Series TT, 5.00%, 07/01/32	190	155,489
Series WW, 5.50%, 07/01/19	200	163,341
Series WW, 5.50%, 07/01/38	205	167,764
Series WW, 5.50%, 07/01/49	1,175	959,626
Series WW, 5.50%, 07/01/49	145	118,422
Series XX, 5.25%, 07/01/27	110	90,020
Series XX, 5.25%, 07/01/35	60	49,102
Series XX, 5.75%, 07/01/36	85	69,561
Series XX, 5.25%, 07/01/40	480	392,813
Puerto Rico Electric Power Authority, Refunding RB(c)(d):
Series AAA, 5.25%, 07/01/22	2,545	2,082,729
Series AAA, 5.25%, 07/01/29	95	77,744
Series UU, 1.16%, 07/01/19(e)	60	39,000
Series UU, 1.00%, 07/01/19(e)	55	35,750
Series UU, 1.32%, 07/01/20(e)	495	372,487
Series UU, 1.97%, 07/01/31(e)	580	436,450
Series ZZ, 5.00%, 07/01/19	145	118,422
Series ZZ, 5.25%, 07/01/19	455	371,600
Series ZZ, 5.25%, 07/01/21	50	40,918
Series ZZ, 5.25%, 07/01/24	345	282,335
Series ZZ, 5.25%, 07/01/26	40	32,734

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Public Buildings Authority, Refunding RB(c)(d):
Government Facilities, Series F (GTD), 5.25%, 07/01/24	$235	$221,194
Series M, 10.00%, 07/01/34	155	141,717
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/24(b)	70	63,810
CAB, Series A-1, 0.00%, 07/01/27(b)	134	113,115
CAB, Series A-1, 0.00%, 07/01/29(b)	200	159,802
CAB, Series A-1, 0.00%, 07/01/31(b)	239	177,269
CAB, Series A-1, 0.00%, 07/01/33(b)	337	231,971
CAB, Series A-1, 0.00%, 07/01/46(b)	7,976	2,329,630
CAB, Series A-1, 0.00%, 07/01/51(b)	5,294	1,118,675
Series A-1, 4.75%, 07/01/53	3,822	4,228,852
Series A-1, 5.00%, 07/01/58	4,761	5,347,174
Series A-2, 4.33%, 07/01/40	1,729	1,877,175
Series A-2, 4.78%, 07/01/58	2,080	2,300,147
Series A-2, 4.54%, 07/01/53	21	22,843
Series B-1, 4.55%, 07/01/40	2,402	2,646,331
Series B-1, 0.00%, 07/01/46(b)	883	258,189

		53,422,338

Rhode Island — 2.0%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 07/15/35(c)(d)	4,190	642,465
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/40	980	1,104,303
Series B, 4.50%, 06/01/45	5,055	5,311,137
Series B, 5.00%, 06/01/50	3,330	3,590,406

		10,648,311

South Carolina — 0.8%
South Carolina Jobs-Economic Development Authority, RB, The Woodlands at Furman, Series A, 5.00%, 11/15/54	345	380,283

8

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina (continued)
State of South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	$3,275	$3,696,722

		4,077,005

Tennessee — 0.9%
County of Memphis-Shelby Tennessee Industrial Development Board, Refunding, Tax Allocation Bonds, Senior Tax Increment, Graceland Project, Series A:
5.50%, 07/01/37	925	1,058,404
5.63%, 01/01/46	1,085	1,232,907
County of Shelby Health Educational & Housing Facilities Board, RB, The Farms at Bailey Station Project, 5.75%, 10/01/49	2,360	2,397,854

		4,689,165

Texas — 7.4%
Central Texas Regional Mobility Authority, Refunding RB, CAB(b):
0.00%, 01/01/28	1,000	864,930
0.00%, 01/01/29	2,000	1,681,120
0.00%, 01/01/30	1,170	953,222
0.00%, 01/01/33	3,690	2,715,655
0.00%, 01/01/34	4,000	2,836,400
City of Houston Texas Airport System, Refunding ARB, AMT:
Special Facilities, Continental Airlines, Inc., Series A, 6.63%, 07/15/38	2,890	3,072,099
United Airlines, Inc. Terminal E Project, 5.00%, 07/01/29	910	1,024,014
County of Brazoria Industrial Development Corp., RB, Gladieux Metals Recycling, AMT, 7.00%, 03/01/39	675	750,067
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(f)	475	558,253
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Stayton at Museum Way, Series A, 5.75%, 12/01/54	4,458	4,690,607
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Trinity Terrace Project, 5.00%, 10/01/49	865	960,461

Security	Par (000)	Value

Texas (continued)
Mission EDC, Refunding RB, Senior Lien, NatGasoline Project, AMT, 4.63%, 10/01/31(a)	$890	$963,906
New Hope Cultural Education Facilities Corp., RB, Stephenville LLC Tarleton State University Project:
5.88%, 04/01/36	1,210	1,335,707
6.00%, 04/01/45	1,845	2,027,821
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Jubilee Academic, Series A, 5.00%, 08/15/36(a)	1,085	1,110,921
Newark Higher Education Finance Corp., RB, Series A(a):
5.50%, 08/15/35	290	334,260
5.75%, 08/15/45	580	666,368
Port Beaumont Navigation District, Refunding RB, Jefferson Gulf Coast, AMT(a)(h):
3.63%, 01/01/35	650	666,295
4.00%, 01/01/50	1,400	1,434,552
Red River Health Facilities Development Corp., First MRB, Project:
Eden Home, Inc., 7.25%, 12/15/42(c)(d)	2,895	1,915,233
Wichita Falls Retirement Foundation, 5.13%, 01/01/41	900	932,652
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, 7.00%, 06/30/40	3,775	3,869,715
Texas Transportation Commission, RB, CAB, First Tier Toll Revenue(b):
0.00%, 08/01/46	1,420	451,248
0.00%, 08/01/47	2,120	639,710
0.00%, 08/01/48	2,235	640,171
0.00%, 08/01/49	2,100	571,200
0.00%, 08/01/50	3,015	773,197
0.00%, 08/01/51	1,770	428,836
0.00%, 08/01/52	1,770	404,834
0.00%, 08/01/53	160	34,616

		39,308,070

Utah — 0.6%
State of Utah Charter School Finance Authority, Refunding RB, 6.75%, 10/15/43	2,950	2,957,758

Virginia — 2.8%
Lower Magnolia Green Community Development Authority, Special Assessment Bonds(a):
5.00%, 03/01/35	495	529,947
5.00%, 03/01/45	505	531,194

9

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Mosaic District Community Development Authority, Special Assessment, Series A:
6.63%, 03/01/26	$1,485	$1,560,319
6.88%, 03/01/36	1,300	1,363,492
Norfolk Redevelopment & Housing Authority, RB, Fort Norfolk Retirement Community, Inc. - Harbor’s Edge Project, Series A:
4.00%, 01/01/29	300	326,721
5.00%, 01/01/34	485	539,815
4.38%, 01/01/39	725	787,959
5.00%, 01/01/49	955	1,038,629
Tobacco Settlement Financing Corp., Refunding RB, Senior Series B-1, 5.00%, 06/01/47	2,370	2,387,870
Virginia College Building Authority, RB, Green Bond, Marymount University Project, Series B, 5.00%, 07/01/45(a)	535	576,013
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 01/01/37	4,440	4,908,287

		14,550,246

Washington — 0.8%
County of King Washington Public Hospital District No. 4, GO, Refunding, Snoqualmie Valley Hospital, 7.00%, 12/01/40	1,455	1,522,832
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.50%, 09/01/42	1,495	1,560,511
Washington State Housing Finance Commission, Refunding RB(a):
5.75%, 01/01/35	315	351,767
6.00%, 01/01/45	850	942,233

		4,377,343

Wisconsin — 2.7%
Public Finance Authority, RB:
Alabama Proton Therapy Center, Series A, 6.25%, 10/01/31(a)	605	683,390
Alabama Proton Therapy Center, Series A, 7.00%, 10/01/47(a)	605	680,226
Delray Beach Radiation Therapy, 6.85%, 11/01/46(a)	900	1,031,976
Delray Beach Radiation Therapy, 7.00%, 11/01/46(a)	570	658,538
Gray Collegiate Academy Project, 5.63%, 06/15/49(a)	2,500	2,551,775

Security	Par (000)	Value

Wisconsin (continued)
Minnesota College of Osteopathic Medicine, Series A-1, 5.50%, 12/01/48(a)(c)(d)	$20	$20,035
Piedmont Community Charter School, 5.00%, 06/15/39	175	207,536
Piedmont Community Charter School, 5.00%, 06/15/49	530	615,701
Piedmont Community Charter School, 5.00%, 06/15/53	355	408,097
Series A, 5.63%, 06/15/49(a)	2,950	3,013,750
Traders Point Christian Schools, Series A, 5.38%, 06/01/44(a)	555	589,743
Traders Point Christian Schools, Series A, 5.50%, 06/01/54(a)	680	718,209
Public Finance Authority, Refunding RB, Wingate University, Series A, 5.25%, 10/01/48	1,065	1,235,358
Wisconsin Health & Educational Facilities Authority, RB, ST. Camillus Health System:
5.00%, 11/01/39	440	481,012
5.00%, 11/01/46	470	508,549
5.00%, 11/01/54	785	848,632
Wisconsin Health & Educational Facilities Authority, Refunding RB, Benevolent Corporation Cedar Community, 5.00%, 06/01/41	225	248,562

		14,501,089

Total Municipal Bonds — 90.1% (Cost — $435,496,585)		476,135,093

Municipal Bonds Transferred to Tender Option Bond Trusts(i) — 22.3%

Illinois — 2.9%
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 08/15/41	7,180	7,709,381
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C:
4.00%, 02/15/27(f)	4	4,153
4.00%, 02/15/41	1,495	1,655,677

10

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
State of Illinois Toll Highway Authority, RB, Series A, 5.00%, 01/01/40	$5,056	$5,936,599

		15,305,810

Massachusetts — 0.5%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Rail Enhancement Program, Series A, 4.00%, 06/01/45	2,268	2,519,023

New York — 15.7%
City of New York Housing Development Corp., RB, M/F, Series C-1A:
4.15%, 11/01/39(a)(e)	1,893	2,004,886
4.20%, 11/01/44	3,470	3,674,886
4.30%, 11/01/47	2,840	3,007,285
City of New York New York Housing Development Corp., RB, M/F Housing, Series D-1, Class B, 4.25%, 11/01/45	8,996	9,659,907
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution:
Fiscal 2013, Series CC, 5.00%, 06/15/47	14,181	15,987,050
Series HH, 5.00%, 06/15/31(j)	8,610	9,089,663
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(j):
5.75%, 02/15/21(f)	2,798	2,933,131
5.75%, 02/15/47	1,721	1,804,373
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	18,104	19,557,920
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(j)	6,600	7,137,563

Security	Par (000)	Value

New York (continued)
New York State Dormitory Authority, Refunding RB, Series D, 4.00%, 02/15/47(e)	$6,956	$8,067,472

		82,924,136

Pennsylvania — 0.6%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	2,505	3,072,909

Rhode Island — 0.3%
Narragansett Bay Commission, Refunding RB, Wastewater System, Series A, 4.00%, 09/01/43(e)	1,710	1,806,068

Texas — 0.5%
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services Corporation Project, 4.00%, 05/15/43(e)	2,271	2,378,091

Washington — 1.6%
City of Bellingham Washington Water & Sewer Revenue, RB, Water & Sewer, 5.00%, 08/01/40	7,966	8,410,729

Wisconsin — 0.2%
State of Wisconsin Health & Educational Facilities Authority, Refunding RB, The Medical College of Wisconsin, Inc., 4.00%, 12/01/46	1,142	1,250,506

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 22.3% (Cost — $110,902,829)		117,667,272

Total Long-Term Investments — 112.4% (Cost — $546,399,414)		593,802,365

	Shares

Short-Term Securities — 0.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.81%(k)(l)	1,999,395	1,999,795

Total Short-Term Securities — 0.4% (Cost — $1,999,795)		1,999,795

Total Investments — 112.8% (Cost — $548,399,209)		595,802,160

Other Assets Less Liabilities — 0.3%		1,717,565

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (13.1)%		(69,410,890)

Net Assets Applicable to Common Shares — 100.0%		$528,108,835

11

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniAssets Fund, Inc. (MUA)

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	Non-income producing security.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(h)	When-issued security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between August 15, 2020 to May 15, 2021, is $11,849,809.

(k)	Annualized 7-day yield as of period end.
(l)

During the period ended January 31, 2020, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 04/30/2019	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	767,387	1,232,008	1,999,395	$1,999,795	$10,213	$327	$—

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

EDA	Economic Development Authority

EDC	Economic Development Corp.

GO	General Obligation Bonds

GTD	Guaranteed

IDA	Industrial Development Authority

M/F	Multi-Family

MRB	Mortgage Revenue Bonds

RB	Revenue Bonds

12

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniAssets Fund, Inc. (MUA)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	3	03/20/20	$395	$(6,450)
Long U.S. Treasury Bond	80	03/20/20	13,083	(319,368)
5-Year U.S. Treasury Note	20	03/31/20	2,406	(24,205)

				$(350,023)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$593,802,365	$—	$593,802,365
Short-Term Securities	1,999,795	—	—	1,999,795

	$1,999,795	$593,802,365	$—	$595,802,160

Derivative Financial Instruments(b)
Liabilities:
Interest Rate Contracts	$(350,023)	$—	$—	$(350,023)

a)	See above Schedule of Investments for values in each state or political subdivision.
b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the Instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $69,231,623 are categorized as Level 2 within the disclosure hierarchy.

13